UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   03/31/01
                                                       -----------

Check  here  if  Amendment  [  ];  Amendment  Number:
This  Amendment  (Check  only  one.)    [  ]  is  a  restatement.
                                        [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Harleysville  Asset  Management  LP
          ------------------------------------
Address:   355  Maple  Avenue
          -------------------
           Harleysville,  PA  19438-2297
          ------------------------------

Form  13F  File  Number:   28-  4718
                               ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Mark  R.  Cummins
          ------------------
Title:     Chief  Investment  Officer
          ---------------------------
Phone:     215-256-5025
          -------------

Signature,  Place,  and  Date  of  Signing:

      /s/MARK  R.  CUMMINS       Harleysville,  PA     May  9,  2001
     ---------------------     -------------------     -------------
         [Signature]            [City,  State]            [Date]

Report  Type  (check  only  one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting manager  are  reported  in  this  report.)

[X]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-  4718                Harleysville  Group  Inc.
        ------               --------------------------
     [Repeat  as  necessary.]